Note 4 - Advances for Vessels Acquisitions / Under Construction	6 Months Ended
Jun. 30, 2014
Advances For Vessels Acquisition Under Construction [Text Block] [Abstract]
Advances For Vessels Acquisition Under Construction [Text Block]
4.	Advances for Vessels Acquisitions / Under Construction:

On December 5, 2013, the Company agreed to acquire Hull S418, a 39,000 dwt ECO-type newbuilding product/chemical tanker with a time charter attached from an entity affiliated with the Company's President, Chief Executive Officer and Director, Evangelos J. Pistiolis and with scheduled delivery in the third quarter of 2015. The purchase price of the newbuilding was $35,000 and the initial deposit was paid in two installments, the first on December 5, 2013 and the second on December 19, 2013 bringing the total to $7,000 which is included in Advances for vessels acquisitions / under construction, in the Company’s balance sheet as of December 31, 2013. On March 17, 2014, the Company agreed to terminate this MOA, as described below.

On December 16, 2013, the Company agreed to acquire Hull No. S407, a 50,000 dwt ECO-type newbuilding product/chemical tanker with a time charter attached from an entity affiliated with the Company's President, Chief Executive Officer and Director, Evangelos J. Pistiolis and with a scheduled delivery from Hyundai Mipo Dockyard Co., Ltd. in the first quarter of 2015. The purchase price of the newbuilding was $37,000 and the initial deposit was paid in two installments, the first on December 16, 2013 and the second on December 19, 2013 bringing the total to $7,400 which is also included in Advances for vessels acquisitions / under construction, in the Company’s balance sheet as of December 31, 2013. On February 6, 2014, the Company agreed to terminate this MOA and entered into a new MOA to purchase Hull S406, a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery from Hyundai Mipo Dockyard Co. in the second quarter of 2014, with a time charter attached, from Million Hope Maritime S.A., an entity affiliated with the Company’s CEO. The Company took delivery of the vessel on June 20, 2014 and the vessel was renamed to M/T Eships Taweelah. The purchase price of the newbuilding was $38,250, paid as follows: $7,400 paid on December 16 and 19, 2013 under the MOA dated December 16, 2013; $3,500 paid on February 14, 2014 and $27,350 paid on June 20, 2014. This last installment was financed through the Alpha Bank facility (see Note 9) of a total amount of $20,125 and $7,225 was paid from funds received from the follow-on offering the Company priced on June 6, 2014 (see Note 11).

On March 19, 2014, pursuant to four separate share purchase agreements the Company entered into with affiliates of the Company’s CEO, along with unaffiliated third parties, the Company acquired the five vessel-owning companies which are party to the shipbuilding contracts for Hull Nos. S407, S418, S419, S414 and S417, in exchange for a total consideration of $43,333, paid in the form of $2,500 in cash and 5,833,214 newly-issued common shares. Pursuant to the share purchase agreements the Company acquired:

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100% of the share capital of Monte Carlo 37 Shipping Company Limited and Monte Carlo One Shipping Company Limited, entities affiliated with the Company’s CEO, which are party to shipbuilding contracts with Hyundai Mipo Dockyard Co. for the construction of Hull No. S418, a 39,000 dwt newbuilding product/chemical tanker scheduled for delivery in the third quarter of 2015, and Hull No. S407, a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery in the first quarter of 2015, respectively, for an aggregate purchase price of $14,693. Monte Carlo 37 Shipping Company Limited and Monte Carlo One Shipping Company Limited are each party to a time charter agreement to commence upon the respective vessel's delivery. Upon its delivery Hull No. S407 will enter into a time charter agreement with Eships Tankers Ltd for 2 years at a rate of $16,000 per day. The charterer has the option to extend the time charter agreement for an additional year at a rate of $17,250 per day. Upon its delivery Hull No. S418 will enter into a time charter agreement with BP Shipping Limited for 3 years at a rate of $15,200 per day. The charterer has the option to extend the charter for an additional year at a rate of $16,000 per day and another year after that at a rate of $16,750 per day (see Note 19). Concurrently, the Company agreed to terminate the MOA entered into on December 5, 2013, described above, with Monte Carlo 37 Shipping Company Limited for the acquisition of Hull S418, and to apply the full amount of the deposit paid under the MOA, in the amount of $7,000, to reduce the purchase price under the share purchase agreement.

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100% of the share capital of Monte Carlo Seven Shipping Company Limited, an entity affiliated with the Company’s CEO, which is party to a shipbuilding contract with Hyundai Mipo Dockyard Co. for the construction of Hull S414, a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery in the second quarter of 2016, for a purchase price of $10,990. The vessel upon its delivery will enter into a time charter agreement with Eships Tankers Ltd for 2 years at a rate of $16,000 per day. The charterer has the option to extend the time charter agreement for an additional year at a rate of $17,250 per day. The time charter agreement is to commence upon the vessel's delivery.

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100% of the share capital of Monte Carlo Lax Shipping Company Limited, an entity affiliated with the Company’s CEO, which is party to a shipbuilding contract with Hyundai Mipo Dockyard Co. for the construction of Hull S417, a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery in the third quarter of 2016, for a purchase price of $10,820. The vessel will enter upon delivery into a time charter agreement with Dampskibsselskabet NORDEN A/S for 5 years at a rate of $16,800 per day. The charterer has the option to extend the time charter agreement for an additional year at a rate of $17,600 per day and another year after that for a rate of $18,400 per day. The time charter agreement is to commence upon the vessel's delivery.

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100% of the share capital of Monte Carlo 39 Shipping Company Limited, an entity affiliated with the Company’s CEO, which is party to a shipbuilding contract with Hyundai Mipo Dockyard Co. for the construction of Hull S419, a 39,000 dwt newbuilding product/chemical tanker scheduled for delivery in the first quarter of 2016, for a purchase price of $6,830. Monte Carlo 39 Shipping Company Limited is party to a time charter agreement to commence upon the vessel's delivery. Upon its delivery Hull No. S419 will enter into a time charter agreement with BP Shipping Limited for 3 years at a rate of $15,200 per day. The charterer has the option to extend the time charter agreement for an additional year at a rate of $16,000 per day and another year after that at a rate of $16,750 per day.

The advances paid to the shipyard by the ship-owning companies that the Company acquired via the abovementioned share purchase agreements for the purchase of Hull Nos. S407, S414, S417, S418 and S419 and as of June 30, 2014 amounted to $22,084 together with $217 of capitalized expenses, comprise the Advances for vessels acquisitions / under construction.

The Company’s President, CEO and Director, Evangelos J. Pistiolis, owned the majority of the shares of each of the vessel-owning companies the Company acquired pursuant to these share purchase agreements. Pursuant to the share purchase agreements with respect to Hull Nos. S407, S418, S419 and S417, until September 19, 2014, the Company will have the right to buy back 2,046,342 common shares issued to the unaffiliated parties to the agreements at a price of $8.40 per share.The Company has treated this buyback option as a freestanding financial instrument settled in the Company’s common stock that provides for a physical settlement in shares. According to guidance under ASC 815-40-25-4 the Company has classified it in stockholders’ equity in the Company’s balance sheet. Furthermore according to implementation guidance in ASC 815-40-55-14, since the instrument provides for a physical settlement it is initially and subsequently classified in equity and initially measured in equity with changes in fair value not subsequently measured.